ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	83.5%
PRIVATE(a)	55.4%
Home Equity	55.4%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(b) 0.64%, 01/25/36		$3,550,000	$2,433,830
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 11.25% Cap)(b) 0.89%, 11/20/34		349,761	339,799
Boeing (The) Co. 5.15%, 05/01/30		835,000	931,050
Boeing (The) Co. 5.81%, 05/01/50		5,015,000	5,922,643
Boeing (The) Co. 5.93%, 05/01/60		1,475,000	1,749,190
Business Jet Securities LLC Series 2018-1(c) 7.75%, 02/15/33		1,983,305	1,925,512
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor)(b) 0.72%, 04/25/33		280,355	261,497
Chase Funding Trust Series 2004-2 (Floating, ICE LIBOR USD 1M + 0.50%, 0.25% Floor)(b) 0.68%, 02/26/35		1,531,944	1,431,853
Countrywide Asset-Backed Certificates Series 2006-S3 (Step to 6.61% on 08/25/20)(d) 6.53%, 06/25/21		5,609	388,856
CSMC Trust Series 2020-LOTS (Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor)(b)(c) 4.72%, 07/15/20		6,825,000	6,829,524
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		275,234	165,140
CWHEQ Home Equity Loan Trust Series 2006-S5 5.75%, 06/25/35		9,820	1,228,569
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1 (Floating, ICE LIBOR USD 1M + 0.69%, 0.46% Floor)(b) 0.87%, 10/25/35		315,219	249,402
GS Mortgage-Backed Securities Corp. Trust 2019-PJ3(c)(e)(f)(g) 0.22%, 03/25/50		195,480,066	664,632
Hertz Vehicle Financing II LP Series 2015-3A(c) 2.67%, 09/25/21		1,607,360	1,584,291
Hertz Vehicle Financing II LP Series 2015-3A(c) 3.71%, 09/25/21		3,000,000	2,873,190
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor)(b) 0.63%, 04/25/37		10,000,000	2,524,370
Home Equity Mortgage Trust Series 2005-3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor)(b) 1.26%, 11/25/35		108,395	108,241
Horizon Aircraft Finance I Ltd. Series 2018-1(c) 4.46%, 12/15/38		3,552,886	3,205,481

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.22% Floor)(b) 0.62%, 12/25/38		$1,330,779	$918,238
Jamestown CLO XI Ltd. Series 2018-11A (Floating, ICE LIBOR USD 3M + 1.70%)(b)(c) 3.01%, 07/14/31		3,000,000	2,894,188
JP Morgan Mortgage Acquisition Trust Series 2007-CH1(h) 4.85%, 11/25/36		358,336	354,428
JP Morgan Resecuritization Trust Series 2009-7(c)(f)(g) 7.00%, 09/27/37		9,698,142	6,355,405
LCM XXIII Ltd. Series 23A (Floating, ICE LIBOR USD 3M + 3.30%, 3.30% Floor)(b)(c) 4.44%, 10/20/29		1,110,000	983,126
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b) 0.56%, 01/25/37		581,038	134,203
Merrill Lynch Mortgage Investors Trust Series 2005-A6 (Floating, ICE LIBOR USD 1M + 0.65%, 0.65% Floor)(b) 0.83%, 08/25/35		1,399,332	930,426
Midocean Credit CLO IX Series 2018-9A (Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor)(b)(c) 2.89%, 07/20/31		2,500,000	2,425,711
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.54% Floor)(b) 1.26%, 03/25/33		49,094	47,181
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9 (Floating, ICE LIBOR USD 1M + 0.89%, 0.59% Floor)(b) 1.07%, 11/25/34		1,952,999	1,804,564
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1(h) 5.82%, 03/25/47		882,027	894,310
NP SPE II LLC Series 2019-2A(c) 6.44%, 11/19/49		2,842,420	2,811,798
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(b)(e) 5.72%, 07/25/36		11,992,145	2,718,429
TBW Mortgage-Backed Trust Series 2006-5 6.20%, 11/25/36		9,215,000	2,219,024
Venture 32 CLO Ltd. Series 2018-32A (Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor)(b)(c) 2.24%, 07/18/31		2,000,000	1,930,183
Venture CDO Ltd. Series 2017-28AR (Floating, ICE LIBOR USD 3M + 1.27%)(b)(c) 2.38%, 10/21/29		3,000,000	2,911,218
Venture XXVII CLO Ltd. Series 2017-27A (Floating, ICE LIBOR USD 3M + 1.30%)(b)(c) 2.44%, 07/20/30		3,145,000	3,079,351
Vericrest Opportunity Loan Trust Series 2019-NPL2 (Step to 6.97% on 03/25/22)(c)(d) 3.97%, 02/25/49		1,847,359	1,855,825

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Vibrant CLO VI Ltd. Series 2017-6A (Floating, ICE LIBOR USD 3M + 1.24%)(b)(c) 1.55%, 06/20/29		$3,000,000	$2,944,328
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap)(b) 0.53%, 01/25/45		158,550	149,385
Wellfleet CLO Ltd. Series 2018-2 (Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor)(b)(c) 2.34%, 10/20/31		1,000,000	965,382
			74,143,773
U.S. GOVERNMENT AGENCIES	28.1%
Fannie Mae Pool (Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 7.98% Cap)(b) 2.98%, 03/01/48		373,516	377,753
Fannie Mae Pool (Floating, ICE LIBOR USD 1Y + 1.60%, 1.60% Floor, 8.06% Cap)(b) 3.06%, 07/01/48		450,018	466,531
Fannie Mae REMICS Series 2017-4(e) 3.50%, 05/25/41		4,930,183	209,205
Fannie Mae TBA 2.00%, 07/01/50		13,000,000	13,303,672
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 7.87% Cap)(b) 2.87%, 09/01/47		498,790	514,963
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.64%, 1.64% Floor, 8.04% Cap)(b) 3.04%, 06/01/48		654,853	678,575
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 9.26% Cap)(b) 3.26%, 07/01/48		631,130	654,739
Freddie Mac REMICS(e) 3.50%, 05/15/40		6,175,966	196,749
Freddie Mac REMICS(e) 4.00%, 07/15/47		16,179,326	1,819,965
Freddie Mac REMICS (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(e) 5.97%, 12/15/38		8,817,616	241,594
Government National Mortgage Association Series 2016-116(e) 3.50%, 11/20/44		15,932,941	1,743,419
Government National Mortgage Association Series 2016-60(e) 3.50%, 05/20/46		7,081,147	1,046,377
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(e) 6.01%, 08/20/47		4,594,372	960,568
Government National Mortgage Association Series 2017-68 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(e) 5.96%, 05/20/47		14,872,489	3,063,768
Government National Mortgage Association Series 2019-112(e) 3.50%, 04/20/49		1,145,236	80,979

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2019-112(e) 3.50%, 09/20/49		$3,464,714	$258,432
Government National Mortgage Association Series 2019-121 (Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap)(b)(e) 5.86%, 10/20/49		14,587,787	2,471,542
Government National Mortgage Association Series 2019-128(e) 4.00%, 10/20/49		24,768,449	2,708,856
Government National Mortgage Association Series 2019-145(e) 3.50%, 08/20/49		27,697,196	1,359,813
Government National Mortgage Association Series 2019-151(e) 3.00%, 12/20/49		21,313,436	2,500,622
Government National Mortgage Association Series 2019-81(e)(f)(g) 0.94%, 02/16/61		33,949,644	2,703,376
Government National Mortgage Association Series 2020-93(e) 3.00%, 04/20/50		5,000,000	275,000
			37,636,498
TOTAL MORTGAGE-BACKED SECURITIES (Cost $116,392,066)			111,780,271
MUNICIPAL BONDS	9.2%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond(i) 7.50%, (41% PIK), 08/20/40		10,160,439	6,756,692
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series 0.00%, 07/01/51		27,409,000	5,563,753
TOTAL MUNICIPAL BONDS (Cost $12,517,497)			12,320,445

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(a)	13.9%
Northern Institutional Treasury Portfolio (Premier Class) 0.10%(j)		18,587,487	18,587,487
TOTAL SHORT-TERM INVESTMENTS (Cost $18,587,487)			18,587,487
TOTAL INVESTMENTS (Cost $147,497,050)	106.6%		142,688,203
NET OTHER ASSETS (LIABILITIES)	(6.6%)		(8,854,758)
NET ASSETS	100.0%		$133,833,445

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

(a)All or a portion of this security is designated as collateral for the TBA security at June 30, 2020.
(b)Floating rate security. The rate presented is the rate in effect at June 30, 2020, and the related index and spread are shown parenthetically for each security.
(c)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(d)Step coupon bond. Rate as of June 30, 2020 is disclosed.
(e)Interest only security
(f)Variable rate security. Rate as of June 30, 2020 is disclosed.
(g)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(h)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(i)Security is a payment in-kind (PIK) bond and may pay all of or a portion of its coupon interest in-kind in lieu of cash. The percentage disclosed above represents the most recent PIK percentage relative to total interest paid.
(j)7-day current yield as of June 30, 2020 is disclosed.

Abbreviations:
CDO – Collateralized Debt Obligation
CLO – Collateralized Loan Obligation
TBA – To be announced